EARNINGS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE
Net income attributable to China Biologic Products Holdings, Inc.	$ 138,807,748	$ 128,056,302	$ 67,943,035
Earnings allocated to participating nonvested shares	(1,690,519)	(3,072,170)	(2,188,633)
Net income used in basic and diluted earnings per ordinary share	$ 137,117,229	$ 124,984,132	$ 65,754,402
Weighted average shares used in computing basic earnings per ordinary share	38,657,553	35,304,294	27,361,561
Diluted effect of stock option and restricted share units	240,411	128,665	244,062
Weighted average shares used in computing diluted earnings per ordinary share	38,897,964	35,432,959	27,605,623
Basic earnings per ordinary share	$ 3.55	$ 3.54	$ 2.40
Diluted earnings per ordinary share	$ 3.53	$ 3.53	$ 2.38
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0